Document and Entity Information Document	Nov. 23, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 23, 2021
Entity Registrant Name	Exxon Mobil Corporation
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-2256
Entity Tax Identification Number	13-5409005
Entity Address, Address Line One	5959 Las Colinas Boulevard
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039-2298
City Area Code	972
Local Phone Number	940-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000034088
Amendment Flag	false
Common Stock, without par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	XOM
Security Exchange Name	NYSE
0.142% Notes due 2024
Entity Information [Line Items]
Title of 12(b) Security	0.142% Notes due 2024
Trading Symbol	XOM24B
Security Exchange Name	NYSE
0.524% Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	0.524% Notes due 2028
Trading Symbol	XOM28
Security Exchange Name	NYSE
0.835% Notes due 2032
Entity Information [Line Items]
Title of 12(b) Security	0.835% Notes due 2032
Trading Symbol	XOM32
Security Exchange Name	NYSE
1.408% Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	1.408% Notes due 2039
Trading Symbol	XOM39A
Security Exchange Name	NYSE